INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
8.	INTANGIBLE ASSETS, NET

The Group’s intangible assets were all acquired and consisted of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Costs:
Courseware license	213,509	200,079	30,752
Franchise agreements	60,800	61,133	9,396
Student base	91,960	94,875	14,582
Trademarks	48,419	47,040	7,230
Purchased software	14,101	16,783	2,579
Teaching course materials	10,786	10,747	1,652
	439,575	430,657	66,191
Accumulated amortization:
Courseware license	(46,261)	(56,862)	(8,740)
Franchise agreements	(60,800)	(60,818)	(9,348)
Student base	(90,916)	(91,875)	(14,121)
Trademarks	(10,490)	(12,893)	(1,982)
Purchased software	(3,041)	(4,420)	(678)
Teaching course materials	(2,116)	(3,174)	(488)
	(213,624)	(230,042)	(35,357)
Net carrying amount	225,951	200,615	30,834

The Group recorded amortization expense of RMB65,379, RMB40,188 and RMB20,465(US$3,145) for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, estimated amortization expense of the existing intangible assets for each of the next five years is RMB 21,454, RMB 19,812, RMB 19,366, RMB 19,080 and RMB19,080, respectively.